Schedule of Investments (unaudited)	iShares® Cohen & Steers REIT ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 8.3%
Healthpeak Properties Inc.	1,665,238	$46,010,526
Ventas Inc.	1,232,557	66,286,915
Welltower Inc.	1,344,022	116,042,860
		228,340,301
Hotel & Resort REITs — 1.4%
Host Hotels & Resorts Inc.	2,205,052	39,271,976

Industrial REITs — 10.2%
Duke Realty Corp.	1,175,972	73,568,808
Prologis Inc.(a)	1,547,111	205,085,034
		278,653,842
Office REITs — 5.3%
Alexandria Real Estate Equities Inc.	449,418	74,504,516
Boston Properties Inc.	438,919	40,011,856
Cousins Properties Inc.	458,191	14,135,192
Kilroy Realty Corp.	324,409	17,576,480
		146,228,044
Residential REITs — 18.8%
AvalonBay Communities Inc.	431,541	92,323,881
Equity LifeStyle Properties Inc.	533,086	39,192,483
Equity Residential	1,055,177	82,715,325
Essex Property Trust Inc.	201,469	57,726,913
Invitation Homes Inc.(a)	1,842,677	71,919,683
Mid-America Apartment Communities Inc.(a)	356,133	66,144,582
Sun Communities Inc.	358,077	58,710,305
UDR Inc.	923,427	44,693,867
		513,427,039
Retail REITs — 11.0%
Federal Realty Investment Trust	218,475	23,073,145
Realty Income Corp.	1,857,588	137,442,936
Regency Centers Corp.	475,338	30,626,027
Simon Property Group Inc.	1,014,673	110,234,075
		301,376,183
Security	Shares	Value

Specialized REITs — 44.6%
American Tower Corp.(a)	911,213	$246,783,817
Crown Castle International Corp.	1,193,632	215,641,557
Digital Realty Trust Inc.	876,264	116,061,167
Equinix Inc.	278,024	195,656,610
Extra Space Storage Inc.	413,427	78,352,685
Public Storage	471,065	153,760,327
SBA Communications Corp.	335,890	112,788,503
VICI Properties Inc.(a)	2,973,513	101,664,409
		1,220,709,075

Total Long-Term Investments — 99.6%
(Cost: $2,282,524,204)		2,728,006,460

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(b)(c)(d)	58,137,911	58,132,097
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(b)(c)	3,970,000	3,970,000

Total Short -Term Investments — 2.3%
(Cost: $62,101,922)		62,102,097

Total Investments in Securities — 101.9%
(Cost: $2,344,626,126)		2,790,108,557

Liabilities in Excess of Other Assets — (1.9)%		(51,547,512)

Net Assets — 100.0%		$2,738,561,045

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$58,134,611	(a)	$—		$(2,689)	$175	$58,132,097	58,137,911	$9,914	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,220,000	—		(1,250,000	)(a)	—	—	3,970,000	3,970,000	8,444		—
						$(2,689)	$175	$62,102,097		$18,358		$—
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Cohen & Steers REIT ETF
July 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones US Real Estate Index	268	09/16/22	$10,404	$464,783

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,728,006,460	$—	$—	$2,728,006,460
Money Market Funds	62,102,097	—	—	62,102,097
	$2,790,108,557	$—	$—	$2,790,108,557
Derivative financial instruments(a)
Assets
Futures Contracts	$464,783	$—	$—	$464,783

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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